Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 180	$ 218	$ (671)	$ (493)
Increase (decrease) in income taxes	$ 38
Effective income tax rate reconciliation, percent	0.92%	(28.02%)
Federal statutory rate	21.00%